Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of share options activity

The activities of share options for the year ended December 31, 2019 is summarized as below:

			Aggregate	Weighted
		Weighted	intrinsic	average
		average	value	remaining
	Number of	exercise prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2019	341,830.0	7.05	6,057	2.70 years
Granted during the year	—	—
Exercised during the year	(90,803.0)	3.70
Forfeited during the year	—	—
Outstanding as of December 31, 2019	251,027.0	8.27	1,649	1.54 years
Exercisable as of December 31, 2019	251,027.0	8.27	1,649	1.54 years

Schedule of restricted shares or restricted share units activity

The activities of RSUs for the year ended December 31, 2019 is summarized as below:

		Weighted-average fair
		value per RSU granted
	Number of RSUs	(US$)
Outstanding as of January 1, 2019	4,537,332.0	25.14
Granted during the year	775,800.0	14.04
Vested and sold during the year	(1,205,919.0)	25.34
Forfeited during the year	(95,100.0)	28.04
Outstanding as of December 31, 2019	4,012,113.0	22.86
Vested as of December 31, 2019	664,255.0	21.72

Yixin [Member]
Schedule of share options activity

The activities of Yixin’s share options for the year ended December 31, 2019 is summarized as below:

		Weighted	Aggregate	Weighted
		average	intrinsic	average
		exercise	value	remaining
	Number of	prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2019	333,228,714	0.0014	73,982	8.56
Granted during the year	—	0.0014
Exercised during the year	(27,732,848)	0.0014
Forfeited during the year	(1,878,126)	0.0014
Outstanding as of December 31, 2019	303,617,740	0.0014	67,021	7.56
Exercisable as of December 31, 2019	226,553,172	0.0014	50,010	7.55

Schedule of restricted shares or restricted share units activity

The activities of RSUs for the year ended December 31, 2019 is summarized as below:

		Weighted-average fair
		value per RSU granted
	Number of RSUs	(US$)
Outstanding as of January 1, 2019	99,737,126	0.30
Granted during the year	7,773,895	0.23
Vested and sold during the year	(24,325,020)	0.30
Forfeited during the year	(7,575,214)	0.31
Outstanding as of December 31, 2019	75,610,787	0.29
Vested as of December 31, 2019	26,946,272	0.31

Schedule of share options valuation assumptions

The estimate of the fair values of the options were measured based on the binomial option pricing model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	July 3, 2017			October 1, 2017

Fair value per share	US$	0.53		US$	0.70
Exercise price	US$	0.0014		US$	0.0014
Risk-free interest rate		2.50%			2.46%
Dividend yield		0.00%			0.00%
Weighted-average fair value per option granted	US$	0.53		US$	0.70
Expected volatility		51%			56%
Expected terms		10	years		10	years